Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	Notes	As of December 31,
		2021	2022
		RMB	RMB	US$
Prepayments for vehicles	i	712,544,814	962,460,729	139,543,687
Other receivables from third parties	ii	33,092,696	204,582,786	29,661,716
Deposits held by third parties		48,176,225	77,096,144	11,177,890
Vehicles	iii	131,722,840	53,570,863	7,767,045
Accrued input value-added tax		22,922,301	23,456,305	3,400,845
Prepaid expenses		9,977,021	8,638,899	1,252,523
Interest receivables		5,655,031	4,960,332	719,181
Others		18,857,709	22,055,970	3,197,815

		982,948,637	1,356,822,028	196,720,702

(i)	Prepayments for vehicles represents the prepayments to the automobile suppliers when the Company acts as a principal.
(ii)	Other receivables from third parties mainly represents the prepayments on behalf of the car dealer buyers when the Company acts as an agent in the automobile trading business.
(iii)
Inventory of the vehicles is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. There were no write-downs or any substantial and unusual losses of vehicles recorded for the years ended December 31, 2020, 2021 and 2022.